UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

10/31

Date of reporting period:10/31/08

Item 1.  Reports to Stockholders.

AdvisorOne Funds Semi-Annual Report

Table of Contents

Letter from the Portfolio Management Team	2
Amerigo Fund - Portfolio Summary	4
Amerigo Fund -Performance Update	5
Clermont Fund - Portfolio Summary	6
Clermont Fund - Performance Update	7
Berolina Fund - Performance Summary	8
Berolina Fund - Performance Update	9
Descartes Fund - Performance Summary	10
Descartes Fund - Performance Update	11
Liahona Fund - Performance Summary	12
Liahona Fund - Performance Update	13
Amerigo Fund - Schedule of Investments	14
Clermont Fund - Schedule of Investments	18
Berolina Fund - Schedule of Investments	22
Descartes Fund - Schedule of Investments	26
Liahona Fund - Schedule of Investments	28
Statements of Assets and Liabilities	30
Statements of Operations	32
Amerigo Fund - Statements of Changes in Net Assets	34
Clermont Fund - Statements of Changes in Net Assets	34
Berolina Fund - Statements of Changes in Net Assets	35
Descartes Fund - Statements of Changes in Net Assets	35
Liahona Fund - Statements of Changes in Net Assets	36
Amerigo Fund - Financial Highlights	37
Clermont Fund - Financial Highlights	39
Berolina Fund - Financial Highlights	40
Descartes Fund - Financial Highlights	41
Liahona Fund - Financial Highlights	42
Notes to Financial Statements	43
Shareholder Expense Example	55
Additional Information	57

AdvisorOne Funds Semi-Annual Report

Letter from The Portfolio Management Team

Dear Shareholders,

We are pleased to provide you with the Semi-Annual Report for the Funds covering the six months ended October 31, 2008.

Investment Environment

Major investment themes utilized by the AdvisorOne funds during the past six months were as follows:

• Overweight Large Cap Equities: During this period of market weakness, the portfolio was overweight large cap U.S. equities, particularly growth companies. Our rationale was that if the U.S. economy was slowing and credit conditions tightened, being overweight large companies could prove beneficial because a) they tend to do business globally which could offset weakness in the U.S. economy, b) they tend to have solid balance sheets, c) they are more likely to access the capital markets rather than banks for their financing needs, providing some protection against a credit crunch and d) having a growth tilt to the portfolio would reduce our exposure to financial and consumer companies which we expected to be weak.

• Overweight Emerging Market International Equities: If the U.S. economy was going to experience a slowdown and continue to experience sub-prime mortgage difficulties, we were of the opinion that we should a) put distance between the portfolio’s investments and the U.S. by investing internationally, b) invest in countries that were likely to experience economic growth rates far in excess of the U.S., c) be less likely to experience a recession due to their high savings rates, positive demographics, growing middle class and high local consumer demand and d) much of the emerging market trade takes place between emerging market countries which we believed would help insulate these investment from U.S. economic weakness.

• Overweight Corporate Bonds: During 2008, corporate bond spreads had widened and, in our opinion, had discounted the possibility of a recession in the U.S. Having already been “priced” for recession, we found corporate bonds attractive due to the expanded spread above U.S. Treasury bonds. We did not see value in U.S. Treasury bonds as their yields were trading below that of the inflation rate at the time.

Despite the apparent logic behind these themes, each underperformed as fundamentals mattered little as investors scrambled for liquidity and safety. Much to our dismay, diversification was of little help during the panic and corporate bonds in many cases declined almost as much as the equity market, providing little of the support we would have expected from bonds due to the credit market lock-up in September and October.

As markets deteriorated and investor panic increased, rather than follow “the crowd” to the exit, we looked for opportunities as investors appeared to be selling anything that was not nailed down. One of the major opportunities that presented itself was the dramatic undervaluation of corporate bonds.

While doing some “bargain hunting” and adding to positions during a period of extreme market weakness could increase fund performance going forward, being a net buyer during the sell off hampered portfolio returns over this brief period of time. Transactions made during this period of market weakness within the AdvisorOne funds are discussed in more detail in the pages that follow.

AdvisorOne Funds Semi-Annual Report

Investment Outlook

The past few months have truly been an unprecedented time for investors. We have witnessed a worldwide liquidation of stocks, bonds and commodities. Many of the price declines have not been driven by fundamentals, but are the result of deleveraging. Because many investments were dumped without regard to underlying value, we believe that makes the risk-reward proposition better for investors than it was a year ago.

As this semi-annual reporting period came to an end, the credit markets in the U.S. had frozen to the point that even well-established companies found it difficult to obtain the credit they needed. Through a series of coordinated actions, the eight major industrialized nations of the world have worked to stabilize global financial markets through the reduction of lending rates, injection of capital into the financial system and moves to increase liquidity in the credit markets.

Navigating market turmoil is always a challenge, but for long-term investors there is generally opportunity amid the adversity. In this case, volatile conditions sparked some seemingly indiscriminate selling within the market.

In the short term, the market is moving based on the behavior of participants and not the fundamentals of the market. As heavily leveraged market participants continue to sell, asset prices remain under pressure. The market has become a tug of war between those deleveraging and the efforts of the Federal Reserve and government to add cash to the system. Once this liquidity is available, the short-term pressure downward will be much lower.

While the short-term challenge of liquidity is the most obvious concern, in the intermediate term our outlook suggests that the impact of the downdraft in the market is that borrowing money for expansion will be more difficult than before and that economic growth will slow. The two things that will be of greatest value are cash and growth. We anticipate growing companies will perform better than those with less growth, so we anticipate overweighting growth over value. Cash appears to be most plentiful in Asia and we see Japan as being an interesting opportunity. In addition we believe that the China region could be one of the most attractive investment opportunities worldwide.

In the long-run we believe there are some major long-term opportunities, one of which being technology firms. Technology firms usually use a significant amount of equity financing and are able to target the growth opportunities and the need for improved productivity in the US. While often volatile, technology seems attractive after a long slump.

Sincerely,

Portfolio Management Team

0014-NLD-1/7/2009

The AdvisorOne Funds are a fund of funds, meaning they invest in underlying mutual funds and exchange traded funds (underlying funds). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those underlying funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

The S&P 500 Index is an unmanaged composite of 500 large-capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

AdvisorOne Funds Semi-Annual Report				Amerigo Fund - Performance Update

Annualized Total Returns as of October 31, 2008
					Since	Inception
	6 Months	1 Year	5 Year	10 Year	Inception	Date
Class C Shares[1]	-38.02%	-43.26%	-0.88%	N/A	-4.03%	7/13/00
Class N Shares[2]	-37.68%	-42.68%	0.11%	2.37%	2.39%	7/14/97
[1] Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.
[2] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. There turns shown do not reflect taxes that a share holder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Amerigo Fund Class C and Class N are 2.47% and 1.47%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

AdvisorOne Funds Semi-Annual Report				Clermont Fund - Performance Update

Annualized Total Returns as of October 31, 2008
					Since	Inception
	6 Months	1 Year	5 Year	10 Year	Inception	Date
Class N Shares[1]	-27.88%	-32.49%	-1.16%	0.61%	0.66%	7/14/97
[1]Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. There turns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Clermont Fund is 1.59%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund.  For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P500Index”, a registered trade mark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. The Lehman 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

AdvisorOne Funds Semi-Annual Report				Berolina Fund - Performance Update

Annualized Total Returns as of October 31, 2008
					Since	Inception
	6 Months*	1 Year	5 Year	10 Year	Inception	Date
Class N Shares[1]	-39.05%	-43.76%	N/A	N/A	-10.55%	1/27/06

[1]Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Berolina Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. There turns shown do not reflect taxes a share holder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Berolina Fund is 1.65%.  Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund.  For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P500Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. TheLehman1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities.  Investors can not invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

AdvisorOne Funds Semi-Annual Report				Descartes Fund - Performance Update

Annualized Total Returns as of October 31, 2008
					Since	Inception
	6 Months	1 Year	5 Year	10 Year	Inception	Date
Class N Shares1	-35.61%	-41.61%	N/A	N/A	-11.73%	4/19/06

1Class N Shares are not subject to an initial sales charge of a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Descartes Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.  There turns shown do not reflect taxes that a share holder would pay on Fund distributions or redemption of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Descartes Fund is 1.57%.  Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund.  For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

AdvisorOne Funds Semi-Annual Report				Liahona Fund - Performance Update

Annualized Total Returns as of October 31, 2008
					Since	Inception
	6 Months	1 Year	5 Year	10 Year	Inception	Date
Class N Shares[1]	-30.10%	-35.38%	N/A	N/A	-10.40%	4/19/06
[1]Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Liahona Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above.  Past performance is no guarantee of future results.  There turns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Liahona Fund is 1.74%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund.  For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lowerprice-to-book ratios and lower forecasted growth values. The Lehman 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors can not invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited)
October 31, 2008
	Shares	Market Value
Common Stocks - 8.74%
Beverages - 0.44%
Cola Cola Co. (The)	27,900	$ 1,229,274
PepsiCo., Inc.	20,900	1,191,509
		2,420,783
Chemicals - 0.20%
El Du Pont de Nemours & Co.	33,500	1,072,000

Computers - 0.41%
Apple, Inc. *	8,500	914,515
Hewlett-Packard Co.	4,700	179,916
International Business Machines Co.	12,100	1,124,937
		2,219,368
Cosmetics & Personal Care - 0.28%
Procter & Gamble Co.	23,400	1,510,236

Diversified Banking - 0.08%
Bank of America Corp.	11,400	275,538
Citigroup, Inc.	11,100	151,515
		427,053
Diversified Companies - 3.17%
Berkshire Hathaway, Inc. - Class A*	150	17,323,500

Diversified Manufacturing Operations - 0.68%
3M Co.	21,000	1,350,300
General Electric Co.	72,500	1,414,475
Honeywell International, Inc.	31,900	971,355
		3,736,130
Electrical Components & Equipment - 0.21%
Emerson Electric Co.	34,800	1,139,004

Healthcare Products - 0.26%
Johnson & Johnson	23,400	1,435,356

Insurance - 0.00% +
American International Group, Inc.	6,500	12,415

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Machinery - Construction & Mining - 0.17%
Caterpillar, Inc.	24,300	$ 927,531

Oil & Gas - 1.34%
BP PLC	5,300	263,410
Chevron Corp.	15,500	1,156,300
Devon Energy Corp.	15,700	1,269,502
Exxon Mobil Corp.	23,400	1,734,408
Hess Corp.	14,500	873,045
Occidental Petroleum Corp.	20,000	1,110,800
Transocean, Inc. *	11,000	905,630
		7,313,095
Pharmaceuticals - 0.08%
Merck & Co., Inc.	5,000	154,750
Pfizer, Inc.	15,500	274,505
		429,255
Semiconductors - 0.24%
Intel Corp.	82,800	1,324,800

Software - 0.22%
Microsoft Corp.	52,900	1,181,257

Telecommunications - 0.43%
AT&T, Inc.	43,300	1,159,141
Cisco Systems, Inc. *	66,000	1,172,820
		2,331,961
Tobacco - 0.28%
Altria Group, Inc.	13,300	255,227
Philip Morris International, Inc.	29,700	1,291,059
		1,546,286
Transportation - 0.25%
Burlington Northern Santa Fe Corp.	15,500	1,380,430

Total Common Stocks (cost $58,367,246)		47,730,460

Bond Funds - 5.68%
iShares iBoxx $ High Yield Corporate Bond Fund	200,000	14,410,000
iShares iBoxx Investment Grade Corporate Bond Fund	100,000	8,765,000
SPDR Lehman High Yield Bond ETF	250,000	7,837,500
Total Bond Funds (cost $31,861,005)		31,012,500

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Equity Funds - 84.57%
Emerging Markets - 23.39%
iShares FTSE/Xinhua China 25 Index Fund	530,000	$ 13,334,800
iShares MSCI Brazil Index Fund	250,000	9,490,000
iShares MSCI Emerging Markets Index Fund	1,615,000	41,166,350
iShares MSCI Mexico Investable Market Index Fund	200,000	6,180,000
iShares MSCI Taiwan Index Fund	300,000	2,646,000
iShares S&P Asia 50 Index Fund	50,000	1,315,500
iShares S&P Latin America 40 Index Fund	1,500,000	39,900,000
SPDR S&P BRIC 40 ETF	210,000	3,087,000
SPDR S&P China ETF	72,000	2,862,720
SPDR S&P Emerging Asia Pacific ETF	85,000	3,608,250
Vanguard Emerging Markets ETF	167,000	4,210,070
		127,800,690
International Equity - 3.04%
iShares MSCI Pacific ex-Japan Index Fund	150,000	3,957,000
Vanguard Pacific ETF	300,000	12,630,000
		16,587,000
Large Cap Blend - 3.10%
Rydex Russell Top 50 ETF	173,000	13,186,060
SPDR Trust Series 1	15,000	1,452,450
Vanguard Mega Cap 300 ETF	68,000	2,302,480
		16,940,990

Large Cap Growth - 16.45%
iShares Russell 1000 Growth Index Fund	1,200,000	48,060,000
Powershares QQQ	1,200,000	39,468,000
Vanguard Mega Cap 300 Growth ETF	68,000	2,329,680
		89,857,680
Large Cap Value - 3.84%
DIAMOND Trust, Series I	200,000	18,700,000
Vanguard Mega Cap 300 Value ETF	68,000	2,253,520
		20,953,520
Mid Cap Blend - 8.04%
iShares Russell Midcap Index Fund	250,000	16,155,000
Vanguard Mid-Cap ETF	600,000	27,786,000
		43,941,000
Mid Cap Growth - 4.93%
iShares Russell Midcap Growth Index Fund	800,000	26,952,000

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Small Cap Blend - 3.36%
iShares Russell 2000 Index Fund	300,000	$ 16,044,000
Vanguard Small Cap ETF	50,000	2,330,500
		18,374,500
Specialty - 18.42%
iShares S&P Global Industrials Sector Index Fund	100,000	3,640,000
iShares S&P Global Materials Sector Index Fund	125,000	4,977,500
KBW Bank ETF	400,000	11,608,000
KBW Capital Markets ETF	140,000	4,265,800
Market Vectors-Coal ETF	200,000	3,652,000
SPDR Consumer Staples Select Sector Fund	225,000	5,427,000
SPDR Energy Select Sector Fund	225,000	11,565,000
SPDR Financial Select Sector Fund	400,000	6,212,000
SPDR Industrial Select Sector Fund	225,000	5,665,500
SPDR Materials Select Sector Fund	70,000	1,814,400
SPDR S&P Biotech ETF	350,000	18,788,000
SPDR S&P Oil & Gas Exploration & Production ETF	85,000	2,885,750
SPDR Technology Select Sector Fund	400,000	6,660,000
SPDR Utilities Select Sector Fund	250,000	7,227,500
Vanguard Materials ETF	120,000	6,252,000
		100,640,450

Total Equity Funds (cost $688,229,897)		462,047,830

Money Market Funds - 0.96%
Goldman Sachs Prime Obligation Fund	5,233,098	5,233,098
Total Money Market Funds (cost $5,233,098)		5,233,098

Total Investments (cost $783,691,246) - 99.95%		$ 546,023,888
Other Assets Less Liabilities - 0.05%		319,241
NET ASSETS - 100.00%		$ 546,343,129

*Non-income producing security
+Less than 0.01%
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited)
October 31, 2008
	Shares	Market Value
Common Stocks - 4.93%
Beverages - 0.16%
Coca Cola Co. (The)	2,100	$ 92,526
PepsiCo., Inc.	1,600	91,216
		183,742
Chemicals - 0.07%
El Du Pont de Nemours & Co.	2,500	80,000

Computers - 0.14%
Apple, Inc. *	500	53,795
Hewlett-Packard Co.	900	34,452
International Business Machines Co.	800	74,376
		162,623
Cosmetics & Personal Care - 0.08%
Procter & Gamble Co.	1,500	96,810

Diversified Banking - 0.07%
Bank of America Corp.	2,200	53,174
Citigroup, Inc.	2,200	30,030
		83,204
Diversified Companies - 2.95%
Berkshire Hathaway, Inc. - Class A*	30	3,464,700

Electrical Components & Equipment - 0.07%
Emerson Electric Co.	2,600	85,098

Healthcare Products - 0.08%
Johnson & Johnson	1,500	92,010

Insurance - 0.00% +
American International Group, Inc.	1,300	2,483

Machinery - Construction & Mining - 0.06%
Caterpillar, Inc.	1,800	68,706

Diversified Manufacturing Operations - 0.22%
3M Co.	1,500	96,450
General Electric Co.	4,800	93,648
Honeywell International, Inc.	2,400	73,080
		263,178

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Oil & Gas - 0.49%
BP PLC	1,000	$ 49,700
Chevron Corp.	1,000	74,600
Devon Energy Corp.	1,200	97,032
Exxon Mobil Corp.	1,900	140,828
Hess Corp.	1,100	66,231
Occidental Petroleum Corp.	1,400	77,756
Transocean, Inc. *	800	65,864
		572,011
Pharmaceuticals - 0.07%
Merck & Co., Inc.	1,000	30,950
Pfizer, Inc.	3,100	54,901
		85,851
Semiconductors - 0.06%
Intel Corp.	4,130	66,080

Software - 0.07%
Microsoft Corp.	3,500	78,155

Telecommunications - 0.14%
AT&T, Inc.	2,900	77,633
Cisco Systems, Inc. *	5,000	88,850
		166,483
Tobacco - 0.12%
Altria Group, Inc.	2,600	49,894
Philip Morris International, Inc.	2,000	86,940
		136,834
Transportation - 0.08%
Burlington Northern Santa Fe Corp.	1,100	97,966

Total Common Stocks (cost $7,211,671)		5,785,934

Bond Funds - 49.39%
BlackRock Corporate High Yield Fund, Inc.	35,000	156,450
BlackRock Corporate High Yield Fund III, Inc.	35,000	147,350
BlackRock Corporate High Yield Fund V, Inc.	22,000	154,880
BlackRock Corporate High Yield Fund VI, Inc.	22,000	157,520
BlackRock Floating Rate Income Strategies Fund, Inc.	30,000	325,500
BlackRock Floating Rate Income Strategies Fund II, Inc.	30,000	315,300
Dreyfus High Yield Strategies Fund	35,000	87,150

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Bond Funds - Continued
Eaton Vance Floating - Rate Income Trust	30,000	$ 288,600
Eaton Vance Senior Income Trust	50,000	237,000
iShares iBoxx $ High Yield Corporate Bond Fund	150,000	10,807,500
iShares iBoxx $ Investment Grade Corporate Bond Fund	100,000	8,765,000
iShares Lehman 20+ Year Treasury Bond Fund	5,000	463,950
iShares Lehman Aggregate Bond Fund	136,000	13,080,480
Nuveen Floating Rate Income Fund	35,000	233,800
Nuveen Floating Rate Income Opportunity Fund	35,000	229,250
Pioneer Floating Rate Trust	30,000	280,800
RMK High Income Fund, Inc.	35,000	32,200
RMK Multi-Sector High Income Fund	35,000	22,400
SPDR Lehman High Yield Bond ETF	150,000	4,702,500
Van Kampen High Income Trust II	35,000	60,550
Van Kampen Senior Income Trust	125,000	441,250
Vanguard Intermediate Term Bond ETF	5,000	353,850
Vanguard Short Term Bond ETF	75,000	5,652,750
Vanguard Total Bond Market ETF	148,000	10,817,320
Western Asset High Income Fund II, Inc.	30,000	180,300
Total Bond Funds (cost $66,620,268)		57,993,650

Equity Funds - 45.45%
Emerging Markets - 10.85%
iShares MSCI Brazil Index Fund	40,000	1,518,400
iShares MSCI Emerging Markets Index Fund	100,000	2,549,000
iShares S&P Asia 50 Index Fund	13,000	342,030
iShares S&P Latin America 40 Index Fund	170,000	4,522,000
SPDR S&P BRIC 40 ETF	13,000	191,100
SPDR S&P China ETF	13,000	516,880
SPDR S&P Emerging Asia Pacific ETF	13,000	551,850
Vanguard Emerging Markets ETF	101,000	2,546,210
		12,737,470
International Equity - 0.72%
Vanguard Pacific ETF	20,000	842,000

Large Cap Blend - 2.17%
Rydex Russell Top 50 ETF	10,000	762,200
SPDR Trust Series I	1,000	96,830
Vanguard Mega Cap 300 ETF	50,000	1,693,000
		2,552,030

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Large Cap Growth - 7.67%
iShares Russell 1000 Growth Index Fund	100,000	$ 4,005,000
Powershares QQQ	100,000	3,289,000
Vanguard Mega Cap 300 Growth ETF	50,000	1,713,000
		9,007,000
Large Cap Value - 3.00%
Diamonds Trust Series I	20,000	1,870,000
Vanguard Mega Cap 300 Value ETF	50,000	1,657,000
		3,527,000
Mid Cap Blend - 2.72%
Vanguard Mid-Cap ETF	69,000	3,195,390

Small Cap Blend - 2.99%
iShares Russell 2000 Index Fund	35,000	1,871,800
Vanguard Small Cap ETF	35,000	1,631,350
		3,503,150
Speciality - 15.33%
KBW Bank ETF	70,000	2,031,400
KBW Capital Markets ETF	50,000	1,523,500
Market Vectors-Coal ETF	35,000	639,100
SPDR Consumer Staples Select Sector Fund	39,000	940,680
SPDR Energy Select Sector Fund	25,000	1,285,000
SPDR Financial Select Sector Fund	70,000	1,087,100
SPDR Industrial Select Sector Fund	60,000	1,510,800
SPDR S&P Biotech Sector Fund	60,000	3,220,800
SPDR S&P Oil & Gas Exploration & Production ETF	18,000	611,100
SPDR Technology Select Sector Fund	100,000	1,665,000
SPDR Utilities Select Sector Fund	40,000	1,156,400
Vanguard Consumer Staples ETF	39,000	2,331,810
		18,002,690

Total Equity Funds (cost $78,355,332)		53,366,730

Total Investments (cost $152,187,271) - 99.77%		$ 117,146,314
Other Assets Less Liabilities - 0.23%		266,378
NET ASSETS - 100.00%		$ 117,412,692

* Non-income producing security
+Less than 0.01%
EAFE- Europe, Australasia, Far East	FTSE - Financial Times Stock Exchange
ETF - Exchange Traded Fund	MSCI- Morgan Stanley Capital International
KBW - Keefe, Bruyette & Woods	SPDR- Standard & Poors' Depository Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Berolina Fund (Unaudited)
October 31, 2008
	Shares	Market Value
Common Stocks - 8.80%
Banks - 0.08%
Bank of America Corp.	2,200	$ 53,174
Citigroup, Inc.	2,200	30,030
		83,204
Beverages - 0.44%
Coca-Cola Co. (The)	5,600	246,736
PepsiCo, Inc.	4,200	239,442
		486,178
Computers - 0.40%
Apple, Inc. *	1,700	182,903
Hewlett Packard Co.	900	34,452
International Business Machines Corp.	2,400	223,128
		440,483
Chemicals - 0.20%
El Du Pont de Nemors & Co.	6,700	214,400

Cosmetics/ Personal Care - 0.28%
Proter & Gamble Co.	4,700	303,338

Diversified Companies - 2.75%
Berkshire Hathaway, Inc. - Class A*	26	3,002,740

Electrical Components & Equipment - 0.21%
Emerson Electric Co.	7,000	229,110

Healthcare Products - 0.26%
Johnson & Johnson	4,700	288,298

Household Products - 0.08%
Fortune Brands, Inc.	2,400	91,536

Insurance - 0.00% +
American International Group, Inc.	1,300	2,483

Machinery Construction & Mining - 0.17%
Caterpillar, Inc.	4,800	183,216

Miscellaneous Manufacturing - 0.68%
General Electric Co.	14,500	282,895
Honeywell International, Inc.	6,400	194,880
3M Co.	4,200	270,060
		747,835
Oil & Gas - 1.32%
BP PLC	1,000	49,700

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Oil & Gas - 1.32% (Continued)
Chevron Corp.	3,100	$ 231,260
Devon Energy Corp.	3,100	250,666
Exxon Mobil Corp.	4,700	348,364
Hess Corp.	2,900	174,609
Occidental Petroleum Corp.	3,800	211,052
Transocean, Inc. *	2,200	181,126
		1,446,777
Pharmaceuticals - 0.08%
Merck & Co., Inc.	1,000	30,950
Pfizer, Inc.	3,100	54,901
		85,851
Semiconductors - 0.24%
Intel Corp.	16,500	264,000

Software - 0.21%
Microsoft Corp.	10,500	234,465

Telecommunications - 0.43%
AT&T, Inc.	8,600	230,222
Cisco Systems, Inc. *	13,200	234,564
		464,786
Tobacco - 0.72%
Altria Group, Inc.	5,600	107,464
British American Tobacco PLC	2,700	146,772
Philip Morris International, Inc. *	6,000	260,820
UST, Inc.	4,000	270,360
		785,416
Transportation - 0.25%
Burlington Northern Santa Fe Corp.	3,100	276,087

Total Common Stocks (cost $12,132,306)		9,630,203

Bond Funds - 19.43%
BlackRock Corporate High Yield Fund, Inc.	50,000	223,500
BlackRock Corporate High Yield Fund III, Inc.	50,000	210,500
BlackRock Corporate High Yield Fund V, Inc.	50,000	352,000
BlackRock Corporate High Yield Fund VI, Inc.	50,000	358,000
BlackRock Floating Rate Income Strategies Fund, Inc.	51,200	555,520
BlackRock Floating Rate Income Strategies Fund II, Inc.	51,200	538,112
Dreyfus High Yield Strategies Fund	50,000	124,500
Eaton Vance Floating-Rate Income Trust	54,000	519,480
Eaton Vance Senior Income Trust	67,000	317,580
iShares iBoxx $ High Yield Corporate Bond Fund	80,000	5,764,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	50,000	4,382,500

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Bond Funds - 19.43% (continued)
Nuveen Floating Rate Income Fund	57,600	$ 384,768
Nuveen Floating Rate Income Opportunity Fund	59,300	388,415
Pioneer Floating Rate Trust	57,200	535,392
RMK High Income Fund Inc.	50,000	46,000
RMK Multi-Sector High Income Fund	50,000	32,000
SPDR Lehman High Yield Bond ETF	180,000	5,643,000
Van Kampen High Income Trust II	50,000	86,500
Van Kampen Senior Income Trust	100,000	353,000
Vanguard Short Term Bond ETF	1,000	75,370
Vanguard Total Bond Market ETF	1,000	73,090
Western Asset High Income Fund II, Inc.	50,000	300,500
Total Bond Funds (cost $28,124,979)		21,263,727

Equity Funds - 70.01%
Emerging Market - 22.92%
iShares FTSE/Xinhua China 25 Index Fund	75,000	1,887,000
iShares MSCI Brazil Index Fund	30,000	1,138,800
iShares MSCI Emerging Markets Index Fund	293,000	7,468,570
iShares S&P Asia 50 Index Fund	30,000	789,300
iShares S&P Latin America 40 Index Fund	250,000	6,650,000
SPDR S&P BRIC 40 ETF	100,000	1,470,000
SPDR S&P China ETF	55,000	2,186,800
SPDR S&P Emerging Asia Pacific Index Fund	30,000	1,273,500
Vanguard Emerging Markets ETF	88,000	2,218,480
		25,082,450
International Equity - 3.95%
iShares MSCI Pacific ex-Japan Index Fund	100,000	2,638,000
Vanguard Pacific ETF	40,000	1,684,000
		4,322,000
Large Cap Blend - 4.47%
Rydex Russell Top 50 ETF	20,000	1,524,400
Vanguard Mega Cap 300 ETF	48,000	1,625,280
Vanguard Large-Cap ETF	40,000	1,743,600
		4,893,280
Large Cap Growth - 7.07%
iShares Russell 1000 Growth Index Fund	60,000	2,403,000
Powershares QQQ	60,000	1,973,400
Vanguard Mega Cap 300 Growth ETF	48,000	1,644,480
Vanguard Growth ETF	40,000	1,716,400
		7,737,280
Large Cap Value - 1.45%
Vanguard Mega Cap 300 Value ETF	48,000	1,590,720

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Mid Cap Blend - 2.12%
Vanguard Mid-Cap ETF	50,000	$ 2,315,500

Small Cap Growth - 0.89%
Vanguard Small Cap ETF	21,000	978,810

Speciality - 27.14%
iPath Dow Jones-AIG Commodity Index Total Return ETN*	11,000	444,950
iShares Dow Jones US Oil Equipment & Services Index Fund	33,000	1,130,580
iShares Russell 2000 Index Fund	1,000	53,480
iShares S&P Global Industrials Sector Index Fund	40,000	1,456,000
iShares S&P Global Materials Sector Index Fund	40,000	1,592,800
KBW Bank ETF	90,000	2,611,800
KBW Capital Markets ETF	60,000	1,828,200
KBW Insurance ETF	20,000	495,600
Market Vectors Coal ETF *	60,000	1,095,600
PowerShares DB Base Metals Fund *	45,000	643,950
SPDR Consumer Staples Select Sector Fund	200,000	4,824,000
SPDR Energy Select Sector Fund	32,000	1,644,800
SPDR Financial Select Sector Fund	80,000	1,242,400
SPDR Materials Select Sector Fund	65,000	1,684,800
SPDR S&P Biotech ETF	106,000	5,690,080
SPDR S&P Oil & Gas Equipment & Services ETF	41,000	865,920
SPDR S&P Oil & Gas Exploration & Production ETF	41,000	1,391,950
SPDR Technology Select Sector Fund	60,000	999,000
		29,695,910

Total Equity Funds (cost $113,578,705)		76,615,950

	Face Amount	Market Value
Structured Notes - 0.91%
Barclays ETF Plus, iShares MSCI Emerging Markets	$ 2,000,000	996,480
Index Fund Linked Notes 0.00% due 11/6/2008^
Total Structured Notes (cost $2,000,001)		996,480

Total Investments (cost $155,835,991) - 99.15%		$ 108,506,360
Other Assets Less Liabilities - 0.85%		926,049
NET ASSETS - 100.00%		$ 109,432,409

*Non-income producing security	ETF - Exchange Traded Fund
+Less than 0.01%	ETN- Exchange Traded Note
^ Variable rate security. Interest rate is as of October 31, 2008	DJ- Dow Jones
ADR- American Depositary Receipt	MSCI- Morgan Stanley Capital International
EAFE- Europe, Australasia, Far East	RMK- Regions Morgan Keegan
KBW - Keefe, Bruyette & Woods	SPDR- Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited)
October 31, 2008
	Shares	Market Value
Common Stocks - 4.19%
Diversified Companies - 4.19%
Berkshire Hathaway, Inc - Class A*	40	$ 4,619,600
Total Common Stocks (cost $4,627,450)		4,619,600

Equity Funds - 95.70%
Bond - 0.83%
iShares iBoxx $ High Yield Corporate Bond Fund	5,500	396,275
SPDR Lehman High Yield Bond ETF	3,000	94,050
iShares Lehman Credit Bond Fund	5,000	426,750
		917,075
Emerging Markets - 21.62%
iShares MSCI Brazil Index Fund	34,000	1,290,640
iShares MSCI Emerging Markets Index Fund	168,000	4,282,320
iShares MSCI Mexico Investable Market Index Fund	37,500	1,158,750
iShares FTSE Xinhua China 25 Index Fund	123,500	3,107,260
iShares MSCI Hong Kong Index Fund	251,000	2,615,420
iShares MSCI Taiwan Index Fund	188,000	1,658,160
iShares S&P Latin America 40 Index Fund	147,500	3,923,500
SPDR S&P BRIC 40 ETF	155,000	2,278,500
SPDR S&P Emerging Asia Pacific Index Fund	58,500	2,483,325
Vanguard Emerging Markets ETF	42,000	1,058,820
		23,856,695
International Equity - 3.52%
iShares MSCI Canada Index Fund	16,000	306,880
iShares MSCI Japan Index Fund	340,000	3,056,600
iShares MSCI Singapore Index Fund	74,000	520,220
		3,883,700
Large Cap Blend - 12.65%
iShares Morningstar Large Core Index Fund	97,000	5,504,750
iShares S&P 500 Index Fund	34,000	3,311,260
Rydex Russell Top 50 ETF	47,500	3,620,450
Vanguard Mega Cap 300 ETF	45,000	1,523,700
		13,960,160
Large Cap Growth - 9.46%
iShares Russell 1000 Growth Index Fund	182,800	7,321,140
Vanguard Mega Cap 300 Growth ETF	91,000	3,117,660
		10,438,800
Large Cap Value - 9.50%
iShares Russell 1000 Value Index Fund	114,000	6,046,560
iShares S&P 500 Value Index Fund	54,000	2,682,180
Vanguard Mega Cap 300 Value ETF	53,000	1,756,420
		10,485,160

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Mid Cap Blend - 4.03%
iShares Morningstar Mid Core Index Fund	50,000	$ 2,636,000
iShares Russell Midcap Index Fund	28,000	1,809,360
		4,445,360
Mid Cap Growth - 3.42%
iShares Russell Midcap Growth Index Fund	112,000	3,773,280

Small Cap Blend - 0.55%
iShares Russell 2000 Index Fund	11,500	615,020

Speciality - 30.12%
iPATH GSCI Total Return Index ETN*	9,000	344,340
iShares DJ U.S. Broker-Dealer Index Fund	20,000	455,800
iShares DJ U.S. Insurance Index Fund	73,000	1,630,090
iShares Dow Jones US Basic Materials Sector Index Fund	49,500	2,104,245
iShares S&P Global 100 Index Fund	54,500	2,869,425
iShares S&P Global Consumer Staples Sector Index Fund	55,000	2,654,850
iShares S&P Global Energy Sector Index Fund	144,500	4,478,055
iShares S&P Global Healthcare Sector Index Fund	16,000	717,120
iShares S&P Global Technology Sector Index Fund	138,000	5,531,040
iShares S&P North American Technology-Software Index Fund	70,000	2,369,500
iShares S&P US Preferred Stock Index Fund	35,000	1,029,000
KBW Capital Markets Fund	7,000	213,290
KBW Insurance Fund	8,000	198,240
PowerShares Deutsche Bank Agriculture Fund *	45,000	1,156,500
PowerShares Water Resources Portfolio	34,000	467,160
Rydex S&P Equal Weight Technology ETF	7,000	191,450
SPDR Consumer Discretionary Select Sector Fund	49,000	1,126,020
SPDR DJ Global Titans ETF	22,000	1,111,000
SPDR S&P Biotech ETF	17,000	912,560
SPDR S&P Retail ETF	28,000	647,080
SPDR Technology Select Sector Fund	182,000	3,030,300
		33,237,065

Total Equity Funds (cost $154,598,629)		105,612,315

Money Market Funds - 0.16%
Goldman Sachs Prime Obligation Fund	180,549	180,549
Total Money Market Funds (cost $180,549)		180,549

Total Investments (cost $159,406,628) - 100.05%		$ 110,412,464
Liabilities Less Other Assets - (0.05)%		(58,974)
NET ASSETS - 100.00%		$ 110,353,490

*Non-income producing security
DJ- Dow Jones	GSCI- Goldman Sachs Commodity Index
EAFE- Europe, Australasia, Far East	KBW- Keefe, Bruyette & Woods
ETF- Exchange Trade Fund	MSCI- Morgan Stanley Capital International
FTSE - Financial Times Stock Exchange	SPDR- Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Unaudited)
October 31, 2008
	Shares	Market Value
Common Stocks - 1.03%
Diversified Companies - 1.03%
Berkshire Hathaway, Inc - Class B*	100	$ 384,000
Total Common Stocks (cost $446,387)		384,000

Bond Funds - 33.47%
iShares iBoxx $ High Yield Corporate Bond Fund	25,500	1,837,275
iShares iBoxx $ Investment Grade Corporate Bond Fund	57,000	4,996,050
iShares Lehman Credit Bond Fund	5,000	426,750
iShares Lehman MBS Fixed-Rate Bond Fund	16,000	1,597,600
SPDR Lehman High Yield Bond ETF	23,000	721,050
SPDR Lehman International Treasury Bond ETF	59,000	2,899,850
Total Bond Funds (cost $14,587,834)		12,478,575

Equity Funds - 65.13%
Emerging Markets - 10.64%
iShares FTSE/Xinhua China 25 Index Fund	20,500	515,780
iShares MSCI Brazil Index Fund	14,000	531,440
iShares MSCI Emerging Markets Index Fund	24,000	611,760
iShares MSCI Taiwan Index Fund	35,000	308,700
iShares S&P Latin America 40 Index Fund	20,000	532,000
SPDR S&P Emerging Asia Pacific ETF	7,000	297,150
Vanguard Emerging Markets ETF	46,500	1,172,265
		3,969,095
International Equity - 3.98%
iShares MSCI Canada Index Fund	10,000	191,800
iShares MSCI Hong Kong Index Fund	75,000	781,500
iShares MSCI Japan Index Fund	57,000	512,430
		1,485,730
Large Cap Blend - 12.05%
iShares Morningstar Large Core Index Fund	15,000	851,250
iShares S&P 500 Index Fund	600	58,434
Rydex Russell Top 50 ETF	27,000	2,057,940
Vanguard Mega Cap 300 ETF	45,000	1,523,700
		4,491,324
Large Cap Growth - 8.76%
iShares Morningstar Large Growth Index Fund	4,000	181,360
iShares Russell 1000 Growth Index Fund	24,000	961,200
Vanguard Mega Cap 300 Growth ETF	62,000	2,124,120
		3,266,680

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Large Cap Value - 7.48%
iShares Russell 1000 Value Index Fund	31,000	$ 1,644,240
iShares S&P 500 Value Index Fund	9,000	447,030
Vanguard Mega Cap 300 Value ETF	21,000	695,940
		2,787,210
Mid Cap Blend - 0.42%
iShares Morningstar Mid Core Index Fund	3,000	158,160

Mid Cap Growth - 1.92%
iShares Morningstar Mid Growth Index Fund	10,000	580,300
iShares Russell Midcap Growth Index Fund	4,000	134,760
		715,060
Small Cap Blend - 0.93%
iShares Russell 2000 Index Fund	6,500	347,620

Speciality - 18.95%
iPath Dow Jones-AIG Commodity Index Total Return ETN *	5,000	202,250
iShares DJ U.S. Basic Materials Sector Index Fund	11,000	467,610
iShares DJ U.S. Broker-Dealer Index Fund	4,000	91,160
iShares DJ U.S. Insurance Index Fund	32,000	714,560
iShares S&P Global 100 Index Fund	9,500	500,175
iShares S&P Global Consumer Staples Sector Index Fund	10,000	482,700
iShares S&P Global Energy Sector Index Fund	28,000	867,720
iShares S&P Global Technology Sector Index Fund	34,000	1,362,720
iShares S&P GSTI Software Index Fund *	14,000	473,900
iShares S&P U.S. Preferred Stock Index Fund	21,000	617,400
KBW Capital Markets Fund ETF	4,000	121,880
SPDR Consumer Discretionary Select Sector Fund	8,000	183,840
SPDR DJ Global Titans ETF	12,000	606,000
Vanguard Information Technology Index Fund	10,000	375,500
		7,067,415

Total Equity Funds (cost $35,928,154)		24,288,294

Money Market Funds - 0.76%
Goldman Sachs Prime Obligation Fund	282,708	282,708
Total Money Market Funds (cost $282,708)		282,708

Total Investments (cost $51,245,083) - 100.39%		$ 37,433,577
Liabilities Less Other Assets - (0.39)%		(146,877)
NET ASSETS - 100.00%		$ 37,286,700

*Non-income producing security	FTSE - Financial Times Stock Exchange
DJ- Dow Jones	KBW- Keefe, Bruyette & Woods
EAFE- Europe, Australasia, Far East	MBS- Mortgage-Backed Securities
ETF- Exchange Trade Fund	MSCI- Morgan Stanley Capital International
ETN- Exchange Trade Notes	SPDR- Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities
October 31, 2008 (Unaudited)

	Amerigo	Clermont	Berolina
Assets:	Fund	Fund	Fund
Investments, at cost	$ 783,691,246	$ 152,187,271	$ 155,835,991
Investments in securities, at value	$ 546,023,888	$ 117,146,314	$ 108,506,360
Cash	5	-	-
Receivable for securities sold	1,201,568	1,219,307	968,986
Interest and dividends receivable	92,536	20,981	16,474
Receivable for fund shares sold	602,150	178,077	133,874
Prepaid expenses and other assets	52,737	15,879	11,593
Total Assets	547,972,884	118,580,558	109,637,287
Liabilities:
Payable for securities purchased	847,001	-	-
Accrued advisory fees	467,559	94,298	72,317
Payable for fund shares redeemed	263,156	581,368	69,896
Fees payable to other affiliates	37,001	17,042	15,660
Accrued distribution (12b-1) fees	3,094	-	-
Due to custodian	-	465,479	39,446
Accrued expenses and other liabilities	11,944	9,679	7,559
Total Liabilities	1,629,755	1,167,866	204,878
Net Assets	$ 546,343,129	$ 117,412,692	$ 109,432,409
Net Assets:
Paid in capital	$ 790,286,699	$ 157,807,070	$ 161,295,043
Undistributed net investment income (loss)	1,551,871	2,513,603	1,091,921
Accumulated net realized gain (loss) on investments	(7,828,083)	(7,867,024)	(5,624,924)
Net unrealized appreciation (depreciation) on investments	(237,667,358)	(35,040,957)	(47,329,631)
Net Assets	$ 546,343,129	$ 117,412,692	$ 109,432,409
Class C Shares:
Net assets	$ 3,580,003	$ -	$ -
Net asset value and offering price per share (based on shares
of beneficial interest outstanding)*	$ 8.87	$ -	$ -
Total shares outstanding at end of period	403,499	-	-
Class N Shares:
Net assets	$ 542,763,126	$ 117,412,692	$ 109,432,409
Net asset value and offering price per share (based on shares
of beneficial interest outstanding)	$ 9.33	$ 7.58	$ 6.90
Total shares outstanding at end of period	58,161,537	15,485,911	15,860,940

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Continued)
October 31, 2008 (Unaudited)

	Descartes	Liahona
Assets:	Fund	Fund
Investments, at cost	$ 159,406,628	$ 51,245,083
Investments in securities, at value	$ 110,412,464	$ 37,433,577
Cash	-	-
Receivable for securities sold	-	-
Interest and dividends receivable	471	596
Receivable for fund shares sold	103,577	3,377
Prepaid expenses and other assets	13,689	6,060
Total Assets	110,530,201	37,443,610
Liabilities:
Payable for securities purchased	-	-
Accrued advisory fees	84,681	28,514
Payable for fund shares redeemed	66,819	111,203
Fees payable to other affiliates	15,923	8,407
Accrued distribution (12b-1) fees	-	-
Due to custodian	-	-
Accrued expenses and other liabilities	9,288	8,786
Total Liabilities	176,711	156,910
Net Assets	$ 110,353,490	$ 37,286,700
Net Assets:
Paid in capital	$ 163,405,212	$ 52,206,259
Undistributed net investment income (loss)	355,657	355,995
Accumulated net realized gain (loss) on investments	(4,413,215)	(1,464,048)
Net unrealized appreciation (depreciation) on investments	(48,994,164)	(13,811,506)
Net Assets	$ 110,353,490	$ 37,286,700
Class N Shares:
Net assets	$ 110,353,490	$ 37,286,700
Net asset value and offering price per share (based on shares
of beneficial interest outstanding)	$ 6.98	$ 7.27
Total shares outstanding at end of period	15,810,743	5,128,983

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations
For the Six Months Ended October 31, 2008 (Unaudited)

	The Amerigo	The Clermont	The Berolina
	Fund	Fund	Fund
Investment Income:
Interest income	$ 69,263	$ 26,284	$ 115,617
Dividend income	5,775,469	2,490,901	1,742,010
Total investment income	5,844,732	2,517,185	1,857,627
Expenses:
Investment advisory fee	3,830,497	751,570	760,176
Administration fees	229,318	76,182	70,888
Accounting fees	64,553	25,923	23,225
Transfer agent fees	63,010	24,936	41,765
Distribution fees (12b-1) - Class C Shares	26,002	-	-
Custodian fees	24,044	6,204	6,012
Registration & filing fees	19,157	12,098	8,618
Professional fees	18,496	11,531	9,756
Printing and postage expense	16,606	5,624	7,152
Trustees' fees	11,435	5,442	7,417
Insurance	7,940	3,529	3,326
Chief compliance officer fees	7,064	2,178	2,218
Miscellaneous expenses	4,188	9,207	1,920
Total expenses before waivers	4,322,310	934,424	942,473
Expenses (waived ) recaptured	17,502	(69,078)	(70,542)
Net Expenses	4,339,812	865,346	871,931
Net Investment Income	1,504,920	1,651,839	985,696
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	(34,499,352)	(9,016,937)	(10,197,451)
Distributions of realized gains by other investment companies	-	-	-
Total net realized gain (loss)	(34,499,352)	(9,016,937)	(10,197,451)
Net change in unrealized appreciation (depreciation)
on investments	(294,289,809)	(38,794,491)	(58,380,153)
Net Realized and Unrealized Gain (Loss) on Investments	(328,789,161)	(47,811,428)	(68,577,604)
Net Increase (Decrease) in Net Assets Resulting from
Operations	$(327,284,241)	$ (46,159,589)	$ (67,591,908)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Continued)
For the Six Months Ended October 31, 2008 (Unaudited)

	The Descartes	The Liahona
	Fund	Fund
Investment Income:
Interest income	$ 10,955	$ 8,618
Dividend income	1,215,146	616,650
Total investment income	1,226,101	625,268
Expenses:
Investment advisory fee	757,007	234,471
Administration fees	70,637	23,655
Accounting fees	23,194	15,275
Transfer agent fees	33,617	13,220
Distribution fees (12b-1) - Class C Shares	-	-
Custodian fees	4,717	2,327
Registration & filing fees	8,123	10,123
Professional fees	9,719	8,138
Printing and postage expense	8,058	2,158
Trustees' fees	7,417	6,706
Insurance	2,245	1,155
Chief compliance officer fees	2,202	720
Miscellaneous expenses	1,005	853
Total expenses before waivers	927,941	318,801
Expenses (waived ) recaptured	(57,497)	(49,528)
Net Expenses	870,444	269,273
Net Investment Income	355,657	355,995
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	(4,626,649)	(1,651,171)
Distributions of realized gains by other investment companies	-	-
Total net realized gain (loss)	(4,626,649)	(1,651,171)
Net change in unrealized appreciation (depreciation)
on investments	(56,712,915)	(14,659,257)
Net Realized and Unrealized Gain (Loss) on Investments	(61,339,564)	(16,310,428)
Net Increase (Decrease) in Net Assets Resulting from
Operations	$ (60,983,907)	$ (15,954,433)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	Amerigo Fund		Clermont Fund
	Six Months		Six Months
	Ended		Ended
	October 31,		October 31,
	2008	Year Ended	2008	Year Ended
	(Unaudited)	April 30, 2008	(Unaudited)	April 30, 2008
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 1,504,920	$ 2,654,078	$ 1,651,839	$ 2,944,995
Net realized gain (loss) on investments	(34,499,352)	46,055,412	(9,016,937)	6,067,653
Distributions of realized gains
by other investment companies	-	64,365	-	4,955
Net change in unrealized appreciation
(depreciation) on investments	(294,289,809)	(15,271,607)	(38,794,491)	(9,769,815)
Net increase (decrease) in net assets
resulting from operations	(327,284,241)	33,502,248	(46,159,589)	(752,212)
From Distributions to Shareholders:
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	(3,019,059)	-	(2,837,435)
From Investment Income:
Class C	-	(291,308)	-	-
Class N	-	(34,126,623)	-	(6,912,338)
Total Dividends and Distributions
to Shareholders	-	(37,436,990)	-	(9,749,773)
From Fund Share Transactions	42,021,116	173,194,336	(4,652,027)	48,679,656
Total Increase (Decrease) in Net Assets	(285,263,125)	169,259,594	(50,811,616)	38,177,671

Net Assets:
Beginning of period	831,606,254	662,346,660	168,224,308	130,046,637
End of period	$ 546,343,129	$ 831,606,254	$ 117,412,692	$ 168,224,308
Undistributed net investment income
at end of period	$ 1,551,871	$ 46,951	$ 2,513,603	$ 861,764

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Berolina		Descartes
	Six Months		Six Months
	Ended		Ended
	October 31,		October 31,
	2008	Year Ended	2008	Year Ended
	(Unaudited)	April 30, 2008	(Unaudited)	April 30, 2008
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 985,696	$ 1,731,172	$ 355,657	$ 572,286
Net realized gain (loss) on investments	(10,197,451)	9,649,525	(4,626,649)	4,814,134
Distributions of realized gains
by other investment companies	-	21,431	-	14,642
Net change in unrealized appreciation
(depreciation) on investments	(58,380,153)	(1,935,382)	(56,712,915)	(6,185,121)
Net increase (decrease) in net assets
resulting from operations	(67,591,908)	9,466,746	(60,983,907)	(784,059)
From Distributions to Shareholders:
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	(1,629,945)	-	(764,650)
From Investment Income:
Class C	-	-	-	-
Class N	-	(6,219,186)	-	(4,706,555)
Total Dividends and Distributions
to Shareholders	-	(7,849,131)	-	(5,471,205)
From Fund Share Transactions	12,088,610	39,978,770	9,572,505	31,150,015
Total Increase (Decrease) in Net Assets	(55,503,298)	41,596,385	(51,411,402)	24,894,751

Net Assets:
Beginning of period	164,935,707	123,339,322	161,764,892	136,870,141
End of period	$ 109,432,409	$ 164,935,707	$ 110,353,490	$ 161,764,892
Undistributed net investment income
at end of period	$ 1,091,921	$ 106,225	$ 355,657	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Liahona
	Six Months
	Ended
	October 31,
	2008	Year Ended
	(Unaudited)	April 30, 2008
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 355,995	$ 466,231
Net realized gain (loss) on investments	(1,651,171)	817,215
Distributions of realized gains
by other investment companies	-	92
Net change in unrealized appreciation
(depreciation) on investments	(14,659,257)	(2,105,241)
Net increase (decrease) in net assets
resulting from operations	(15,954,433)	(821,703)
From Distributions to Shareholders:
From Net Realized Gains:
Class C	-	-
Class N	-	(483,342)
From Investment Income:
Class C	-	-
Class N	-	(793,227)
Total Dividends and Distributions
to Shareholders	-	(1,276,569)
From Fund Share Transactions	5,501,601	15,335,516
Total Increase (Decrease) in Net Assets	(10,452,832)	13,237,244

Net Assets:
Beginning of period	47,739,532	34,502,288
End of period	$ 37,286,700	$ 47,739,532
Undistributed net investment income
at end of period	$ 355,995	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class C Shares

	Six Months
	Ended
	October 31,
	2008		Fiscal Years Ending April 30,
	(Unaudited)		2008		2007		2006	2005	2004

Net asset value, beginning of period	$ 14.31		$ 14.47		$ 14.91		$ 12.65	$ 11.82	$ 9.47

Income (loss) from investment operations:
Net investment income (loss) (b)	(0.04)		(0.10)		(0.05)		(0.07)	(0.07)	(0.09)
Net realized and unrealized gain (loss)
on investments	(5.40)		0.65		1.49		2.67	0.90	2.44
Total income (loss) from
investment operations	(5.44)		0.55		1.44		2.60	0.83	2.35

Less distributions from:
net investment income	-		-		-		(0.01)	-	-
net realized gain	-		(0.71)		(1.88)		(0.33)	-	-
Total distributions from net investment
income and net realized gains	$ -		$ (0.71)		$ (1.88)		$ (0.34)	$ -	$ -

Net asset value, end of period	$ 8.87		14.31		14.47		14.91	12.65	11.82

Total return (c)	(38.02)%	(f)	3.62%		10.25%		20.73%	7.02%	24.82%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 3,580		$ 5,850		$ 7,194		$ 7,893	$ 7,067	$ 6,375
Ratio of expenses to
average net assets (d)	2.14%	(e)	2.15	(g)	2.15%	(g)	2.15%	2.15%	2.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.14%	(e)	2.15	(g)	2.15%	(g)	2.16%	2.22%	2.63%
Ratio of net investment income (loss) to
average net assets (b)	(0.61)%	(e)	(0.67)%		(0.37)%		(0.51)%	(0.57)%	(0.79)%
Portfolio turnover rate	24%	(f)	44%		173%		73%	57%	55%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Such percentage reflects recapture of prior period expense reimbursement by Advisor.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2008		Fiscal Years Ending April 30,
	(Unaudited)		2008		2007		2006	2005	2004

Net asset value, beginning of period	$ 14.97		$ 15.02		$ 15.39		$ 12.97	$ 12.00	$ 9.52

Income (loss) from investment operations:
Net investment income (loss) (b)	0.03		0.06		0.09		0.08	0.07	0.02
Net realized and unrealized gain (loss)
on investments	(5.67)		0.67		1.55		2.73	0.91	2.46
Total income (loss) from
investment operations	(5.64)		0.73		1.64		2.81	0.98	2.48

Less distributions from:
net investment income	-		(0.06)		(0.13)		(0.06)	(0.01)	-
net realized gains	-		(0.72)		(1.88)		(0.33)	-	-
Total distributions from net investment
income and net realized gains	-		(0.78)		(2.01)		(0.39)	(0.01)	-

Net asset value, end of period	$ 9.33		$ 14.97		$ 15.02		$ 15.39	$ 12.97	$ 12.00

Total return (c)	(37.68)%	(f)	4.64%		11.29%		21.89%	8.16%	26.05%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 542,763		$ 825,756		$ 655,153		$ 586,480	$ 337,929	$ 163,648
Ratio of expenses to
average net assets (d)	1.13%	(e)	1.15%	(g)	1.15%	(g)	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.13%	(e)	1.15%	(g)	1.15%	(g)	1.16%	1.22%	1.36%
Ratio of net investment income (loss) to
average net assets (b)	0.40%	(e)	0.39%		0.61%		0.53%	0.54%	0.21%
Portfolio turnover rate	24%	(f)	44%		173%		73%	57%	55%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Such percentage reflects recapture of prior period expense reimbursement by Advisor.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2008		Fiscal Years Ending April 30,
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 10.51		$ 11.39	$ 11.04	$ 10.33	$ 10.04	$ 8.93

Income (loss) from investment operations:
Net investment income (loss) (b)	0.11		0.23	0.23	0.17	0.14	0.22
Net realized and unrealized gain (loss)
on investments	(3.04)		(0.33)	0.66	0.96	0.34	1.04
Total income (loss) from
investment operations	(2.93)		(0.10)	0.89	1.13	0.48	1.26

Less distributions from:
net investment income	-		(0.23)	(0.23)	(0.15)	(0.13)	(0.15)
net realized gains	-		(0.55)	(0.31)	(0.27)	(0.06)	-
Total distributions from net investment
income and net realized gains	-		(0.78)	(0.54)	(0.42)	(0.19)	(0.15)

Net asset value, end of period	$ 7.58		$ 10.51	$ 11.39	$ 11.04	$ 10.33	$ 10.04

Total return (c)	(27.88)%	(f)	(1.13)%	8.23%	11.14%	4.72%	14.11%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 117,413		$ 168,224	$ 130,047	$ 133,609	$ 102,884	$ 57,430
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.24%	(e)	1.23%	1.25%	1.26%	1.32%	1.51%
Ratio of net investment income (loss) to
average net assets (b)	2.20%	(e)	2.06%	2.07%	1.56%	1.35%	2.26%
Portfolio turnover rate	33%	(f)	33%	118%	55%	36%	97%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Berolina Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2008		Fiscal Years Ending April 30,		Period Ended
	(Unaudited)		2008	2007	April 30, 2006*

Net asset value, beginning of period	$ 11.32		$ 11.14	$ 10.11	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.06		0.14	0.12	0.01
Net realized and unrealized gain (loss)
on investments	(4.48)		0.65	1.04	0.10
Total income (loss) from
investment operations	(4.42)		0.79	1.16	0.11

Less distributions from:
net investment income	-		(0.13)	(0.10)	-
net realized gains	-		(0.48)	(0.03)	-
Total distributions from net investment
income and net realized gains	-		(0.61)	(0.13)	-

Net asset value, end of period	$ 6.90		$ 11.32	$ 11.14	$ 10.11

Total return (c)	(39.05)%	(f)	6.93%	11.56%	1.10%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 109,432		$ 164,936	$ 123,339	$ 33,338
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.24%	(e)	1.23%	1.31%	2.12%	(e)
Ratio of net investment income (loss) to
average net assets (b)	1.30%	(e)	1.18%	1.12%	0.55%	(e)
Portfolio turnover rate	30%	(f)	30%	102%	86%	(f)

* Fund commenced operations on January 27, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2008		Fiscal Years Ending April 30,			Period Ended
	(Unaudited)		2008	2007		April 30, 2006*

Net asset value, beginning of period	$ 10.84		$ 11.32	$ 9.99		$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.02		0.04	0.10		-
Net realized and unrealized gain (loss) on
on investments	(3.88)		(0.10)	1.31		(0.01)
Total income (loss) from
investment operations	(3.86)		(0.06)	1.41		(0.01)

Less distributions from:
net investment income	-		(0.06)	(0.08)		-
net realized gains	-		(0.36)	-		-
Total distributions from net investment
income and net realized gains	-		(0.42)	(0.08)	#	-

Net asset value, end of period	$ 6.98		$ 10.84	$ 11.32		$ 9.99

Total return (c)	(35.61)%	(f)	(0.75)%	14.16%		(0.10)%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 110,353		$ 161,765	$ 136,870		$ 4,591
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%		1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.23%	(e)	1.22%	1.32%		23.48%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.47%	(e)	0.39%	0.92%		0.43%	(e)
Portfolio turnover rate	17%	(f)	38%	16%		0%	(f)

* Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2008		Fiscal Years Ending April 30,		Period Ended
	(Unaudited)		2008	2007	April 30, 2006*

Net asset value, beginning of period	$ 10.40		$ 10.94	$ 9.99	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.07		0.12	0.16	-
Net realized and unrealized gain (loss)
on investments	(3.20)		(0.33)	0.91	(0.01)
Total income (loss) from
investment operations	(3.13)		(0.21)	1.07	(0.01)

Less distributions from:
net investment income	-		(0.12)	(0.12)	-
net realized gains	-		(0.21)	-	-
Total distributions from net investment
income and net realized gains	-		(0.33)	(0.12)	-

Net asset value, end of period	$ 7.27		$ 10.40	$ 10.94	$ 9.99

Total return (c)	(30.10)%	(f)	(2.06)%	10.71%	(0.10)%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 37,287		$ 47,740	$ 34,502	$ 1,826
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.36%	(e)	1.39%	1.73%	74.02%	(e)
Ratio of net investment income (loss) to
average net assets (b)	1.52%	(e)	1.14%	1.58%	0.24%	(e)
Portfolio turnover rate	20%	(f)	20%	81%	7%	(f)

* Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2008

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Amerigo Fund, the Clermont Fund, the Berolina Fund, the Descartes Fund and the Liahona Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.   The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Berolina Fund	Growth of capital and total return
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund only
Class N	Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund, and Liahona Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N Shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of October 31, 2008, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Underlying Funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  At this time management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements of the Funds.

Various inputs are used in determining the value of the Fund’s investments relating to SFAS 157.   These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are summaries of the inputs used as of October 31, 2008 in valuing the Funds’ assets carried at fair value:

* Other financial instruments include futures, forwards and swap contracts.

* Other financial instruments include futures, forwards and swap contracts.

* Other financial instruments include futures, forwards and swap contracts.

* Other financial instruments include futures, forwards and swap contracts.

* Other financial instruments include futures, forwards and swap contracts.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Purchased Options

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  Call options are purchased for the purpose of increasing the Fund’s return or acquiring the underlying securities or currencies. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

New Accounting Pronouncements

Effective October 31, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Management of the Funds reviewed the tax positions in the open tax years, 2005 to 2008, and determined that the implementation of FIN 48 had no impact on the Funds’ net assets or results of operations.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

Each Fund has entered into an Investment Advisory Agreement with CLS Investment Firm, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N	1.15%

The waivers/reimbursement of the Adviser’s fees for the six months ended October 31, 2008 were as follows:

Fund	Waiver/Reimbursement
Clermont Fund	$69,078
Berolina Fund	70,542
Descartes Fund	57,497
Liahona Fund	49,528

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  During the six months ended October 31, 2008, the Adviser recaptured $17,502 of prior period expense reimbursements from the Amerigo Fund.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through April 30 of the years indicated.

	2009	2010	2011	Total
Amerigo Fund	$17,502	$ ―	$ ―	$17,502
Clermont Fund	136,431	120,991	113,146	370,568
Berolina Fund	54,816	123,887	118,709	297,412
Descartes Fund	12,611	124,390	101,383	238,384
Liahona Fund	12,153	132,886	98,713	243,752

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

The Funds have entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), an affiliate of the Adviser, whereby GFS will provide administrative, fund accounting and transfer agency services to the Funds.  The Administration Services Agreement provides that GFS may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust.  For providing administration services to the Fund, GFS receives from each Fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, GFS receives from each Fund a monthly fee of $2,000 for the initial class and $1,000 for each class thereafter, plus a basis point fee calculated on the Fund’s average daily net assets exceeding $25 million.  For providing transfer agent services, GFS receives from each Fund a monthly fee based on the greater of a $2,000 per class minimum or an annual per account fee of $14.00 for open accounts and $2.00 for closed accounts, plus certain transaction fees, which are allocated by shareholder accounts.  In addition to the service fees mentioned above, which are subject to annual CPI (Consumer Price Index) increases, GFS is also reimbursed for any out-of-pocket expenses.  The total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

GFS also provides custody administration services to the Funds pursuant to a custody agreement.  For providing such services, GFS receives from each Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Trust’s average daily portfolio market value, and at reduced rates thereafter.  The Custody fees listed in the Statement of Operations include the fees paid to First National Bank of Omaha, the Fund’s custodian bank, and GFS as custody administrator.  GFS’ share of such fees for the six months ended October 31, 2008 was $20,964.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended October 31, 2008, GemCom received $6,643 for providing such services.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee of $34,500, payable quarterly, and is reimbursed for out-of-pocket expenses.  The total expenses incurred by each Fund for CCO services are disclosed in the Statement of Operations.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act.  The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  The Board has approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

A Trustee and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2008, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Amerigo Fund	$783,691,246	$17,882	$237,685,240	$(237,667,358)
Clermont Fund	152,187,271	102,117	35,143,074	(35,040,957)
Berolina Fund	155,835,991	59,560	47,389,191	(47,329,631)
Descartes Fund	159,406,628	93,315	49,087,479	(48,994,164)
Liahona Fund	51,245,083	27,410	13,838,916	(13,811,506)

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six months ended October 31, 2008, were as follows:

	Purchases	Sales
Amerigo Fund	$225,537,095	$182,663,372
Clermont Fund	48,625,189	49,112,934
Berolina Fund	58,335,547	44,773,969
Descartes Fund	35,937,069	25,235,713
Liahona Fund	16,487,823	9,333,765

6.

Shareholders’ Transactions

At October 31, 2008, the Funds had an unlimited number of shares authorized.

Following is a summary of shareholder transactions for each Fund:

	Six Months Ended October 31, 2008		Year Ended April 30, 2008
Amerigo Fund	Shares	Dollars	Shares	Dollars

Class C Shares:
Shares sold	19,752	$231,647	35,134	$ 509,686
Shares issued to shareholders in reinvestment	-	-	19,241	286,688
Shares redeemed	(25,158)	(289,222)	(142,521)	(2,107,076)
Net decrease	(5,406)	$(57,575)	(88,146)	$(1,310,702)

	Six Months Ended October 31, 2008		Year Ended April 30, 2008
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares sold	8,749,530	$112,929,439	16,108,533	$243,746,565
Shares issued to shareholders in reinvestment	-	-	2,322,200	36,086,988
Shares redeemed	(5,742,607)	(70,850,748)	(13,943,546)	(206,757,676)
Net increase	3,006,923	$42,078,691	11,547,182	$174,505,038

	Six Months Ended October 31, 2008		Year Ended April 30, 2008
Clermont Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	4,677,924	$42,648,366	7,428,483	$ 79,968,910
Shares issued to shareholders in reinvestment	-	-	860,057	9,383,225
Shares redeemed	(5,201,968)	(47,300,393)	(3,695,416)	(40,672,479)
Net increase (decrease)	(524,044)	$(4,652,027)	4,593,124	$48,679,656

	Six Months Ended October 31, 2008		Year Ended April 30, 2008
Berolina Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	3,052,955	$28,573,373	4,494,421	$51,336,866
Shares issued to shareholders in reinvestment	-	-	630,041	7,295,876
Shares redeemed	(1,758,693)	(16,484,763)	(1,629,134)	(18,653,972)
Net increase	1,294,262	$12,088,610	3,495,328	$39,978,770

	Six Months Ended October 31, 2008		Year Ended April 30, 2008
Descartes Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	2,244,468	$21,623,068	3,962,267	$43,937,942
Shares issued to shareholders in reinvestment	-	-	480,688	5,470,225
Shares redeemed	(1,353,975)	(12,050,563)	(1,615,919)	(18,258,152)
Net increase	890,493	$9,572,505	2,827,036	$31,150,015

	Six Months Ended October 31, 2008		Year Ended April 30, 2008
Liahona Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	1,428,583	$13,086,220	1,846,762	$19,737,854
Shares issued to shareholders in reinvestment	-	-	117,873	1,276,569
Shares redeemed	(888,586)	(7,584,619)	(528,904)	(5,678,907)
Net increase	539,997	$5,501,601	1,435,731	$15,335,516

7.

Distributions to Shareholders, Tax Components of Capital and Other

The tax character of distributions paid during the fiscal years ended April 30, 2008 and April 30, 2007 were as follows:

2008	Ordinary Income	Long-Term Capital Gains	Total Distributions
Amerigo Fund	$24,029,415	$13,407,575	$37,436,990
Clermont Fund	3,768,663	5,981,110	9,749,773
Berolina Fund	6,741,338	1,107,793	7,849,131
Descartes Fund	1,186,236	4,284,969	5,471,205
Liahona Fund	790,200	486,369	1,276,569

2007	Ordinary Income	Long-Term Capital Gains	Total Distributions
Amerigo Fund	$ 9,113,113	$ 63,433,337	$ 72,546,450
Berolina Fund	3,559,144	—	6,129,320
Berolina Fund	1,214,337	—	1,214,337
Descartes Fund	781,493	—	781,493
Liahona Fund	317,373	—	317,373

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation
Amerigo Fund	$6,476,080	$20,676,514	$56,188,077
Clermont Fund	820,804	1,736,659	3,207,748
Berolina Fund	1,463,895	3,325,151	10,940,228
Descartes Fund	—	227,778	7,704,407
Liahona Fund	—	197,830	837,044

Permanent book and tax differences resulted in reclassification for the fiscal year ended April 30, 2008 were as follows:

	Increase/Decrease in
	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments
Amerigo Fund	$66	$ —	$(66)
Clermont Fund	(1,773)	—	(1,773)
Berolina Fund	—	—	—
Descartes Fund	—	192,364	(192,364)
Liahona Fund	—	(29,500)	29,500

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Expense Ratio (Annualized)	Expenses Paid During the Period* (5/1/08 to 10/31/08)
Amerigo Fund
Actual:
Class C	$1,000.00	$619.80	2.14%	$8.74
Class N	1,000.00	623.20	1.13%	4.62
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.42	2.14%	10.87
Class N	1,000.00	1,019.51	1.13%	5.75

	Beginning Account Value (5/1/08)	Ending Account Value (10/31/08)	Expense Ratio (Annualized)	Expenses Paid During the Period* (5/1/08 to 10/31/08)
Clermont Fund
Actual	$1,000.00	$721.20	1.15%	$4.99
Hypothetical (5% return before expenses)	1,000.00	1,019.41	1.15%	5.85
Berolina Fund
Actual	1,000.00	609.50	1.15%	4.67
Hypothetical (5% return before expenses)	1,000.00	1,019.41	1.15%	5.85
Descartes Fund
Actual	1,000.00	643.90	1.15%	4.77
Hypothetical (5% return before expenses)	1,000.00	1,019.41	1.15%	5.85
Liahona Fund
Actual	1,000.00	699.00	1.15%	4.92
Hypothetical (5% return before expenses)	1,000.00	1,019.41	1.15%	5.85

                                                    *Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AdvisorOne Funds Semi-Annual Report

Additional Information (Unaudited)

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

1/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

1/9/09

By (Signature and Title)

/s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date

1/9/09